BUSINESS COMBINATIONS	12 Months Ended
Dec. 28, 2019
BUSINESS COMBINATIONS

C.BUSINESS COMBINATIONS

We completed the following business combinations in fiscal 2019 and 2018, which were accounted for using the purchase method (in thousands).

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	September 16, 2019	$12,422 cash paid for 100% asset purchase	$7,464	$4,958	North
Pallet USA, LLC ("Pallet USA")

A manufacturer and recycler of wood pallet and crating products in the Midwest. Pallet USA had annual sales of approximately $18 million. The acquisition of Pallet USA allows us to expand our capacity to manufacture wood-based industrial packaging products and offer new services to customers in the Midwest.

	August 12, 2019	$17,809 cash paid for 100% asset purchase and estimated earnout	$8,089	$9,720	West
Northwest Painting, Inc. ("Northwest")

A supplier of pre-painted building materials, including composite lap siding, soffit, panels and trim to the Western U.S. Northwest had annual sales of approximately $14 million. The acquisition of Northwest will expand our capacity to produce coated siding and trim for customers in the Northwest and Mountain West regions.

	May 1, 2019	$7,168 cash paid for 100% asset purchase and estimated earnout	$6,180	$988	North
Wolverine Wood Products, Inc. ("Wolverine")

A manufacturer of wood panel components for furniture, store fixtures and case goods. Wolverine had annual sales of approximately $5 million. The acquisition of Wolverine allows us to expand capacity to produce value-added wood components for customers in the Midwest.

	October 22, 2018	$15,115 cash paid for 100% asset purchase	$8,592	$6,523	North
Pak-Rite, LTD ("Pak-Rite")

A designer and manufacturer of packaging for high-value products, such as medical, aerospace and automation equipment. Pak-Rite had annual sales of approximately $15 million. The acquisition of Pak-Rite allows us to grow our portfolio of packaging products and customer markets, and expand our presence in this region.

				Net
Company	Acquisition		Intangible	Tangible	Operating
Name	Date	Purchase Price	Assets	Assets	Segment
	July 31, 2018	$1,016 cash paid for 100% asset purchase	$250	$766	West
The Pallet Place, LLC ("Pallet Place")

A manufacturer and distributor of total packaging solutions in timber, crates, skids, and pallets. Pallet Place had annual sales of approximately $5 million. The acquisition of Pallet Place allows us to increase our industrial business and creates operating leverage by consolidating with another regional operation.

	June 1, 2018	$25,866 cash paid for 100% asset purchase and estimated earnout	$9,496	$16,370	South
North American Container Corporation ("NACC")

A manufacturer of structural packaging products, including steel, corrugated and hardwood packaging. NACC had annual sales of approximately $71 million. The acquisition of NACC allows us to enhance our presence in this region, expand our product offering, and serve customers more cost effectively.

	April 9, 2018	$3,890 cash paid for 100% asset purchase	$2,235	$1,655	West
Fontana Wood Products ("Fontana")

A manufacturer and distributor of lumber and trusses in the Southern California region. Fontana had annual sales of approximately $12 million. The acquisition of Fontana allows us to expand our manufactured housing business and creates operating leverage by consolidating with another regional operation.

	April 3, 2018	$1,347 cash paid for 100% asset purchase	$1,287	$60	All Other
Expert Packaging ("Expert")

A manufacturer and distributor of total packaging solutions in timber, crates, pallets, and skids. Expert had annual sales of approximately $3.6 million. The acquisition of Expert allows us to make progress on our goal of becoming a global provider of packaging solutions.

	January 23, 2018	$2,942 cash paid for 100% asset purchase	$850	$2,092	West
Spinner Wood Products, LLC ("Spinner")

A manufacturer and distributor of agricultural bin and various industrial packaging. Spinner had annual sales of approximately $8 million. The acquisition of Spinner allows us to expand our industrial packaging product offering and creates operating leverage by consolidating with other regional operations.

	January 15, 2018	$5,784 cash paid for 100% asset purchase	$50	$5,734	North
Great Northern Lumber, LLC

A manufacturer of industrial products as well as serving the concrete forming market in the Chicago area. Great Northern Lumber had annual sales of approximately $25 million. The acquisition of Great Northern Lumber enables us to expand our concrete forming product offering and regional coverage.

The intangible assets for each acquisition were finalized and allocated to their respective identifiable intangible asset and goodwill accounts during 2019, except for our Wolverine, Northwest, and Pallet USA acquisitions.  In aggregate, acquisitions not consolidated with other operations contributed approximately $70.3 million in revenue and $4.1 million in operating profit during 2019.

At December 28, 2019, the amounts assigned to major intangible classes for the business combinations mentioned above are as follows (in thousands):

	Non-							Intangibles -
	Compete	Customer						Tax
	Agreements	Relationships		Tradename		Goodwill		Deductible
Pallet USA	$—	$1,400	*	$1,898	*	$4,166	*	$7,464
Northwest	—	4,500	*	1,000	*	2,589	*	8,089
Wolverine	—	3,232	*	864	*	2,084	*	6,180
Pak-Rite	30	3,750		1,060		3,752		8,592
Pallet Place	—	250		—		—		250
NACC	—	2,810		770		5,916		9,496
Fontana	—	2,235		—		—		2,235
Expert Packaging	221	809		257		—		—
Spinner	850	—		—		—		850
Great Northern Lumber	50	—		—		—		50

*(estimate)

The business combinations mentioned above were not significant to our operating results individually or in aggregate, and thus pro forma results for 2019 and 2018 are not presented.